
AXA PREMIER VIP TRUST
AXA Premier VIP Large Cap Growth Portfolio

------------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                    STATEMENT OF OPERATIONS
DECEMBER 31, 2001                                                       FOR THE ONE DAY ENDED DECEMBER 31, 2001
ASSETS                                                                 EXPENSES:
     Receivable for Fund Shares Sold                     $ 233,352          Organization expenses                         $ 29,111
     Receivable from Manager                                29,111               Less:  Expenses reimbursed by Manager     (29,111)
                                                        -----------                                                      -----------

          Total Assets                                     262,463     NET INCOME/(LOSS)                                  $0
                                                        -----------                                                      ===========

LIABILITIES
     Payable to Manager                                     29,111
                                                        -----------

          Total Liabilities                                 29,111
                                                        -----------

NET ASSETS                                               $ 233,352
                                                        ===========

Net Assets Consist of:
Paid in capital at par                                       $ 233
Paid in capital in excess                                  233,119
                                                        -----------

Net Assets                                               $ 233,352
                                                        ===========

Shares of beneficial interest outstanding,
     $0.001 par value; unlimited shares authorized
     for each class of shares:
CLASS A:
     Net asset value, offering price and redemption
     price per Class A share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                           $10.00
                                                        ===========



CLASS B:
     Net asset value, offering price and redemption
price per Class B share ($116,676 /11,667.60
      shares of beneficial interest issued and
      outstanding)                                          $10.00
                                                        ===========


AXA PREMIER VIP TRUST
AXA Premier VIP Large Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                       STATEMENT OF OPERATIONS
DECEMBER 31, 2001                                                          FOR THE ONE DAY ENDED DECEMBER 31, 2001
ASSETS                                                                    EXPENSES:
     Receivable for Fund Shares Sold                        $ 233,352          Organization expenses                      $ 29,111
     Receivable from Manager                                   29,111               Less:  Expenses reimbursed by Manager  (29,111)
                                                           -----------                                                   -----------

          Total Assets                                        262,463     NET INCOME/(LOSS)                               $0
                                                           -----------                                                   ===========

LIABILITIES
     Payable to Manager                                        29,111
                                                           -----------

          Total Liabilities                                    29,111
                                                           -----------

NET ASSETS                                                  $ 233,352
                                                           ===========

Net Assets Consist of:
Paid in capital at par                                          $ 233
Paid in capital in excess                                     233,119
                                                           -----------

Net Assets                                                  $ 233,352
                                                           ===========

Shares of beneficial interest outstanding,
     $0.001 par value; unlimited shares authorized
     for each class of shares:
CLASS A:
     Net asset value, offering price and redemption
     price per Class A share ($116,676 /11,667.60
     shares of beneficial interest issued and outstanding)     $10.00
                                                           ===========



CLASS B:
     Net asset value, offering price and redemption
     price per Class B share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                             $10.00
                                                           ===========



AXA PREMIER VIP TRUST
AXA Premier VIP Large Cap Core Equity Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                    STATEMENT OF OPERATIONS
DECEMBER 31, 2001                                                       FOR THE ONE DAY ENDED DECEMBER 31, 2001
ASSETS                                                                 EXPENSES:
     Receivable for Fund Shares Sold                     $ 233,352          Organization expenses                        $ 29,111
     Receivable from Manager                                29,111               Less:  Expenses reimbursed by Manager    (29,111)
                                                        -----------                                                     -----------

          Total Assets                                     262,463     NET INCOME/(LOSS)                                 $0
                                                        -----------                                                     ===========

LIABILITIES
     Payable to Manager                                     29,111
                                                        -----------

          Total Liabilities                                 29,111
                                                        -----------

NET ASSETS                                               $ 233,352
                                                        ===========

Net Assets Consist of:
Paid in capital at par                                       $ 233
Paid in capital in excess                                  233,119
                                                        -----------

Net Assets                                               $ 233,352
                                                        ===========

Shares of beneficial interest outstanding,
     $0.001 par value; unlimited shares authorized
     for each class of shares:
CLASS A:
     Net asset value, offering price and redemption
     price per Class A share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                           $10.00
                                                        ===========



CLASS B:
     Net asset value, offering price and redemption
     price per Class B share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                           $10.00
                                                        ===========



AXA PREMIER VIP TRUST
AXA Premier VIP Small/Mid Growth Portfolio

------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                   STATEMENT OF OPERATIONS
DECEMBER 31, 2001                                                      FOR THE ONE DAY ENDED DECEMBER 31, 2001
ASSETS                                                                EXPENSES:
     Receivable for Fund Shares Sold                    $ 233,352          Organization expenses                      $ 29,111
     Receivable from Manager                               29,111               Less:  Expenses reimbursed by Manager  (29,111)
                                                       -----------                                                    --------------

          Total Assets                                    262,463     NET INCOME/(LOSS)                               $0
                                                       -----------                                                    ==============

LIABILITIES
     Payable to Manager                                    29,111
                                                       -----------

          Total Liabilities                                29,111
                                                       -----------

NET ASSETS                                              $ 233,352
                                                       ===========

Net Assets Consist of:
Paid in capital at par                                      $ 233
Paid in capital in excess                                 233,119
                                                       -----------

Net Assets                                              $ 233,352
                                                       ===========

Shares of beneficial interest outstanding,
     $0.001 par value; unlimited shares authorized
     for each class of shares:
CLASS A:
     Net asset value, offering price and redemption
     price per Class A share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                          $10.00
                                                       ===========



CLASS B:
     Net asset value, offering price and redemption
     price per Class B share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                          $10.00
                                                       ===========


AXA PREMIER VIP TRUST
AXA Premier VIP Small/Mid Value Portfolio

----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                  STATEMENT OF OPERATIONS
DECEMBER 31, 2001                                                     FOR THE ONE DAY ENDED DECEMBER 31, 2001
ASSETS                                                               EXPENSES:
     Receivable for Fund Shares Sold                   $ 233,352          Organization expenses                        $ 29,111
     Receivable from Manager                              29,111               Less:  Expenses reimbursed by Manager    (29,111)
                                                      -----------                                                     ------------

          Total Assets                                   262,463     NET INCOME/(LOSS)                                 $0
                                                      -----------                                                     ============

LIABILITIES
     Payable to Manager                                   29,111
                                                      -----------


          Total Liabilities                               29,111
                                                      -----------

NET ASSETS                                             $ 233,352
                                                      ===========

Net Assets Consist of:
Paid in capital at par                                     $ 233
Paid in capital in excess                                233,119
                                                      -----------

Net Assets                                             $ 233,352
                                                      ===========

Shares of beneficial interest outstanding,
     $0.001 par value; unlimited shares authorized
     for each class of shares:
CLASS A:
     Net asset value, offering price and redemption
     price per Class A share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                         $10.00
                                                      ===========



CLASS B:
     Net asset value, offering price and redemption
     price per Class B share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                         $10.00
                                                      ===========


AXA PREMIER VIP TRUST
AXA Premier VIP International Equity Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                    STATEMENT OF OPERATIONS
DECEMBER 31, 2001                                                       FOR THE ONE DAY ENDED DECEMBER 31, 2001
ASSETS                                                                 EXPENSES:
     Receivable for Fund Shares Sold                     $ 233,352          Organization expenses                      $ 29,111
     Receivable from Manager                                29,111               Less:  Expenses reimbursed by Manager  (29,111)
                                                        -----------                                                   -----------

          Total Assets                                     262,463     NET INCOME/(LOSS)                               $0
                                                        -----------                                                   ===========

LIABILITIES
     Payable to Manager                                     29,111
                                                        -----------

          Total Liabilities                                 29,111
                                                        -----------

NET ASSETS                                               $ 233,352
                                                        ===========

Net Assets Consist of:
Paid in capital at par                                       $ 233
Paid in capital in excess                                  233,119
                                                        -----------

Net Assets                                               $ 233,352
                                                        ===========

Shares of beneficial interest outstanding,
     $0.001 par value; unlimited shares authorized
     for each class of shares:
CLASS A:
     Net asset value, offering price and redemption
     price per Class A share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                           $10.00
                                                        ===========



CLASS B:
     Net asset value, offering price and redemption
     price per Class B share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                           $10.00
                                                        ===========


AXA PREMIER VIP TRUST
AXA Premier VIP Technology Portfolio

----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                  STATEMENT OF OPERATIONS
DECEMBER 31, 2001                                                     FOR THE ONE DAY ENDED DECEMBER 31, 2001
ASSETS                                                               EXPENSES:
     Receivable for Fund Shares Sold                   $ 233,352          Organization expenses                       $ 29,111
     Receivable from Manager                              29,111               Less:  Expenses reimbursed by Manager   (29,111)
                                                       ----------                                                     ------------

          Total Assets                                   262,463     NET INCOME/(LOSS)                                $0
                                                       ----------                                                     ============

LIABILITIES
     Payable to Manager                                   29,111
                                                       ----------


          Total Liabilities                               29,111
                                                       ----------

NET ASSETS                                             $ 233,352
                                                       ==========

Net Assets Consist of:
Paid in capital at par                                     $ 233
Paid in capital in excess                                233,119
                                                       ----------

Net Assets                                             $ 233,352
                                                       ==========

Shares of beneficial interest outstanding,
     $0.001 par value; unlimited shares authorized
     for each class of shares:
CLASS A:
     Net asset value, offering price and redemption
     price per Class A share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                         $10.00
                                                       ==========



CLASS B:
     Net asset value, offering price and redemption
     price per Class B share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                         $10.00
                                                       ==========


AXA PREMIER VIP TRUST
AXA Premier VIP Health Care Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                     STATEMENT OF OPERATIONS
DECEMBER 31, 2001                                                        FOR THE ONE DAY ENDED DECEMBER 31, 2001
ASSETS                                                                  EXPENSES:
     Receivable for Fund Shares Sold                      $ 233,352          Organization expenses                      $ 29,111
     Receivable from Manager                                 29,111               Less:  Expenses reimbursed by Manager  (29,111)
                                                         -----------                                                    -----------

          Total Assets                                      262,463     NET INCOME/(LOSS)                               $0
                                                         -----------                                                    ===========

LIABILITIES
     Payable to Manager                                      29,111
                                                         -----------

          Total Liabilities                                  29,111
                                                         -----------

NET ASSETS                                                $ 233,352
                                                         ===========

Net Assets Consist of:
Paid in capital at par                                        $ 233
Paid in capital in excess                                   233,119
                                                         -----------

Net Assets                                                $ 233,352
                                                         ===========

Shares of beneficial interest outstanding,
     $0.001 par value; unlimited shares authorized
     for each class of shares:
CLASS A:
     Net asset value, offering price and redemption
     price per Class A share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                            $10.00
                                                         ===========



CLASS B:
     Net asset value, offering price and redemption
     price per Class B share ($116,676 /11,667.60
     shares of beneficial interest issued and
     outstanding)                                           $10.00
                                                         ===========


AXA PREMIER VIP TRUST
AXA Premier VIP Core Bond Portfolio

----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                 STATEMENT OF OPERATIONS
DECEMBER 31, 2001                                                    FOR THE ONE DAY ENDED DECEMBER 31, 2001
ASSETS                                                              EXPENSES:
     Receivable for Fund Shares Sold                  $ 233,184          Organization expenses                      $ 29,112
     Receivable from Manager                             29,112               Less:  Expenses reimbursed by Manager  (29,112)
                                                      ----------                                                    --------------

          Total Assets                                  262,296     NET INCOME/(LOSS)                               $0
                                                      ----------                                                    ==============

LIABILITIES
     Payable to Manager                                  29,112
                                                      ----------

          Total Liabilities                              29,112
                                                      ----------

NET ASSETS                                            $ 233,184
                                                      ==========

Net Assets Consist of:
Paid in capital at par                                    $ 233
Paid in capital in excess                               232,951
                                                      ----------

Net Assets                                            $ 233,184
                                                      ==========

Shares of beneficial interest outstanding,
     $0.001 par value; unlimited shares authorized
     for each class of shares:
CLASS A:
     Net asset value, offering price and redemption
     price per Class A share ($116,592 /11,659.20
     shares of beneficial interest issued and
     outstanding)                                        $10.00
                                                      ==========



CLASS B:
     Net asset value, offering price and redemption
     price per Class B share ($116,592 /11,659.20
     shares of beneficial interest issued and
     outstanding)                                        $10.00
                                                      ==========



                              AXA Premier VIP Trust
                        Notes to the Financial Statements

1.   Organization

     AXA Premier VIP Trust ("the Trust") was organized as a Delaware business trust on October 2, 2001 as an open-end management investment company with 7 diversified portfolios and 2 non diversified portfolios (each a "Portfolio") which are registered as such under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust will offer shares on behalf of each of the following portfolios: AXA Premier VIP Large Cap Growth Portfolio ("Large Cap Growth Portfolio"), AXA Premier VIP Large Cap Core Equity Portfolio ("Large Cap Core Equity Portfolio"), AXA Premier VIP Large Cap Value Portfolio ("Large Cap Value Portfolio"), AXA Premier VIP Small/Mid Cap Growth Portfolio ("Small/Mid Cap Growth Portfolio"), AXA Premier VIP Small/Mid Cap Value Portfolio ("Small/Mid Cap Value Portfolio"), AXA Premier VIP International Equity Portfolio ("International Equity Portfolio"), AXA Premier VIP Technology Portfolio ("Technology Portfolio"), AXA Premier VIP Health Care Portfolio ("Health Care Portfolio") and AXA Premier VIP Core Bond Portfolio ("Core Bond Portfolio") (collectively "Premier VIP Portfolios"). The non-diversified portfolios are the Technology Portfolio and the Health Care Portfolio. The Trust has had no operations other than those related to organizational matters, including the sale of shares of each Portfolio for cash in the amounts reflected in the respective statements of assets and liabilities to capitalize each Portfolio, which shares were sold to The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager") on November 29, 2001. On December 31, 2001 additional seed capital of $2,000,000 was contributed by Equitable to the Trust, and on January 2, 2002, the Trust commenced public offering of its shares.

     The investment objectives of each Portfolio are as follows:

     Large Cap Growth Portfolio - Long-term growth of capital (advised by Alliance Capital Management, L.P. ("Alliance"), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW"))

     Large Cap Core Equity Portfolio - Long-term growth of capital (advised by Alliance, Janus Capital Corporation and Thornburg Investment Management, Inc.)

     Large Cap Value Portfolio - Long-term growth of capital (advised by Alliance, Institutional Capital Corporation and MFS Investment Management ("MFS"))

     Small/Mid Cap Growth Portfolio - Long-term growth of capital (advised by Alliance, MFS and RS Investment Management, LP)

     Small/Mid Cap Value Portfolio - Long-term growth of capital (advised by AXA Rosenberg Investment Management LLC, The Boston Company Asset Management, LLC and TCW)

     International Equity Portfolio - Long-term growth of capital (advised by Alliance, Bank of Ireland Asset Management (U.S.) Limited and OppenheimerFunds, Inc.)

     Technology Portfolio - Long-term growth of capital (advised by Alliance, Dresdner and Firsthand Capital Management, Inc.)

     Health Care Portfolio - Long-term growth of capital (advised by A I M Capital Management, Inc., Dresdner and Wellington Management Company LLP)

     Core Bond Portfolio - Seeks a high level of current income consistent with a prudent level of risk. (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC)

2.   Significant Accounting Policies

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     (a) Organization Expenses

         Expenses incurred by the Trust Portfolios in connection with its organization are expensed as incurred. The Manager has agreed to voluntarily reimburse each Portfolio for these expenses, subject to potential recovery (see Note 3). Offering costs, in the form of registration fees, will be capitalized when incurred and amortized over twelve months. In connection with the organization of the Trust, the Manager advanced the initial amounts which are reflected in the Statements of Assets and Liabilities as payable to Manager.

     (b) Federal Income Taxes

         Each Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

3.   Investment Manager

     The Trust has an Investment Management Agreement (the "Agreement") with Equitable, with whom certain Officers and Trustees of the Trust are affiliated, to furnish investment advisory services to each Portfolio. The Agreement obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each Portfolio;
     (iii) monitor the sub-adviser's investment programs and results; (iv) review brokerage matters; (v) oversee compliance by the Trust with various federal and state statutes and (vi) carry out the directives of the Board of Trustees. The Agreement requires the Manager to provide the Trust with office space, office equipment and personnel necessary to operate and administer the Trust's business, and also to supervise the provision of services by third parties. Each Portfolio pays a fee to the Manager at an annual rate as described below for the investment management services the Manager provides each Portfolio.

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sales of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The

     Manager pays the expenses of providing investment advisory services to the Portfolio, including the fees of the Advisers of each Portfolio.


PORTFOLIO                             MANAGEMENT FEE

Large Cap Growth Portfolio            0.90% of average daily net assets

Large Cap Core Equity Portfolio       0.90% of average daily net assets

Large Cap Value Portfolio             0.90% of average daily net assets

Small/Mid Cap Growth Portfolio        1.10% of average daily net assets

Small/Mid Cap Value Portfolio         1.10% of average daily net assets

International Equity Portfolio        1.05% of average daily net assets

Technology Portfolio                  1.20% of average daily net assets

Health Care Portfolio                 1.20% of average daily net assets

Core Bond Portfolio                   0.60% of average daily net assets


     Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Portfolio through April 30, 2003. Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the Portfolios' expense ratio and such reimbursements do not exceed the Portfolios' expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses. The annual expenses for each Portfolio are limited to:

     --------------------------- ---------------------------
     LARGE CAP GROWTH PORTFOLIO  LARGE CAP CORE EQUITY
                                 PORTFOLIO
     --------------------------- ---------------------------
     Class A    Class B          Class A   Class B
     ---------- ---------------- --------- -----------------
     1.10%      1.35%            1.10%     1.35%
     --------------------------- ---------------------------
     LARGE CAP VALUE PORTFOLIO   SMALL/MID CAP GROWTH
                                 PORTFOLIO
     --------------------------- ---------------------------
     Class A    Class B          Class A   Class B
     ---------- ---------------- --------- -----------------
     1.10       1.35             1.35%     1.60%
     --------------------------- ---------------------------
     SMALL/MID CAP VALUE         INTERNATIONAL EQUITY
     PORTFOLIO                   PORTFOLIO
     --------------------------- ---------------------------
     Class A    Class B          Class A   Class B
     ---------- ---------------- --------- -----------------
     1.35%      1.60%            1.55%     1.80%
     --------------------------- ---------------------------
     TECHNOLOGY                  HEALTH CARE PORTFOLIO
     PORTFOLIO
     --------------------------- ---------------------------
     Class A    Class B          Class A   Class B
     ---------- ---------------- --------- -----------------
     1.60%      1.85%            1.60%     1.85%
     ---------- ---------------- --------- -----------------
     CORE BOND PORTFOLIO
     ---------------------------
     Class A    Class B
     ---------- ----------------
     0.70%      0.95%
     ---------- ----------------

4.   Agreements

     Pursuant to an administrative agreement Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these services, the Trust pays Equitable an administrative fee at an annual rate of 0.15% of the Trust's total average net assets plus $35,000 per Portfolio and, for Portfolios with more than one sub-adviser, an additional $35,000 per portion of the Portfolio allocated to a separate sub-adviser.

     Equitable has contracted with J.P. Morgan Investor Services Co. to provide the Trust with administrative services, including monitoring of compliance, Portfolio accounting and Portfolio reporting services.

     The JPMorgan Chase Bank ("Chase"), an affiliate of J.P. Morgan Investor Services Co., serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the custody agreement between the Trust and Chase, Chase maintains cash, securities and other assets of the Portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

     Certain officers of Equitable are also officers of the Trust.

     Equitable serves as the transfer agent and dividend disbursing agent for the Trust.

5.   Distributor

     The Trust has distribution agreements with AXA Advisors, LLC ("AXA Advisors") and Equitable Distributors, Inc. ("EDI") (each also referred to as a "Distributor," and together "Co-distributors") in which AXA Advisors and EDI serve as the Co-distributors for each class of the Trust's shares. AXA Advisors and EDI are each an indirect wholly-owned subsidiary of Equitable and the address for each is 1290 Avenue of the Americas, New York, New York 10104. It is anticipated that by January 2002, AXA Distributors, LLC ("AXA Distributors") will become a successor by merger to all of the functions, rights and obligations of EDI, including the role of distributor of shares of the Trust. Like EDI, AXA Distributors is an indirect wholly-owned subsidiary of Equitable.

     The Trust's distribution agreements with respect to Class A and Class B shares ("Distribution Agreements") were approved by the Board of Trustees at a Board meeting held on November 29, 2001. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a portfolio and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

     The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust ("Plan"). The Trust's Class B shares may pay an annual distribution fee of up to 0.50% of their average daily net assets. However, under the Distribution Agreements, payments to the Co-distributors under the Plan are limited to an annual rate equal to 0.25% of the average daily net assets of a portfolio attributable to its Class B shares. There is no distribution plan with respect to Class A shares and the Portfolios pay no distribution fees with respect to those shares.

                        REPORT OF INDEPENDENT ACCOUNTANTS


TO THE BOARD OF TRUSTEES AND SHAREHOLDER OF AXA PREMIER VIP TRUST


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations present fairly, in all material respects, the financial position of each of the 9 portfolios constituting AXA Premier Funds Trust (the "Trust") at December 31, 2001 and the results of each of their operations for the one day period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.




PricewaterhouseCoopers LLP

February 22, 2001